Derivatives and Foreign Exchange Risk Management , Fair Value Hedges (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended													12 Months Ended							1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended				12 Months Ended
	Apr. 27, 2012	Apr. 25, 2014	Apr. 26, 2013	Apr. 25, 2014 Senior Notes 2005 Due 2016 Senior Notes	Apr. 26, 2013 Senior Notes 2005 Due 2016 Senior Notes	Apr. 25, 2014 Senior Notes 2011 Due 2016 Senior Notes	Apr. 26, 2013 Senior Notes 2011 Due 2016 Senior Notes	Apr. 25, 2014 Senior Notes 2011 Due 2021 Senior Notes	Apr. 26, 2013 Senior Notes 2011 Due 2021 Senior Notes	Apr. 25, 2014 Senior Notes 2012 Due 2022 Senior Notes	Apr. 26, 2013 Senior Notes 2012 Due 2022 Senior Notes	Apr. 25, 2014 Senior Notes 2010 Due 2015 Senior Notes	Apr. 26, 2013 Senior Notes 2010 Due 2015 Senior Notes	Apr. 25, 2014 Senior Notes 2005 Due 2016	Apr. 25, 2014 Senior Notes 2009 Due 2014	Apr. 25, 2014 Senior Notes 2010 Due 2015	Apr. 25, 2014 Senior Notes 2011 Due 2021	Apr. 25, 2014 Senior Notes 2011 Due 2016	Apr. 25, 2014 Senior Notes 2012 Due 2022	Apr. 25, 2014 March 2012 Agreement	Aug. 31, 2011 March 2010 Agreement 1	Apr. 25, 2014 March 2010 Agreement 1	Jul. 31, 2011 March 2010 Agreement 3 and 2009 Agreements	Apr. 25, 2014 March 2010 Agreement 3 and 2009 Agreements	Feb. 28, 2014 Interest Rate Swap	Mar. 31, 2013 Interest Rate Swap	Apr. 25, 2014 Interest Rate Swap March 2012 Agreement	Apr. 25, 2014 Cash Flow Hedging Designated as Hedging Instrument [Member] Interest Rate Swap	Feb. 28, 2014 Cash Flow Hedging Designated as Hedging Instrument [Member] Interest Rate Swap	Mar. 31, 2013 Cash Flow Hedging Designated as Hedging Instrument [Member] Interest Rate Swap	Apr. 25, 2014 Fair Value Hedging [Member] Interest Rate Swap	Apr. 26, 2013 Fair Value Hedging [Member] Interest Rate Swap	Apr. 25, 2014 Fair Value Hedging [Member] Designated as Hedging Instrument [Member] Interest Rate Swap	Apr. 26, 2013 Fair Value Hedging [Member] Designated as Hedging Instrument [Member] Interest Rate Swap
Derivative [Line Items]
Derivative, Notional Amount																												$ 250	$ 250	$ 750			$ 2,625	$ 2,625
Derivative, Collateral, Obligation to Return Cash		0	30																							68
Debt Instrument, Interest Rate, Stated Percentage				4.75%	4.75%	2.625%	2.625%	4.125%	4.125%	3.125%	3.125%	3.00%	3.00%
Term of contract																											10 years
Fair Value Hedges
Inception date																				Mar. 01, 2012
Interest rate derivatives hedged items														$600 million 4.750 percent 2005 Senior Notes due 2016		$1.250 billion 3.000 percent 2010 Senior Notes due 2015	$500 million 4.125 percent 2011 Senior Notes due 2021	$500 million 2.625 percent 2011 Senior Notes due 2016	$675 million 3.125 percent 2012 Senior Notes due 2022
Principal amount				600	600	500	500	500	500	675	675	1,250	1,250
Debt variable rate basis																				One-month LIBOR
Basis spread on debt variable rate																				0.92%
Termination date																						Aug. 01, 2011		Jul. 01, 2011
Notional amount of interest rate fair value hedge derivatives discontinued																					650		900
Terminated interest rate derivatives hedged items															$550 million 4.500 percent 2009 Senior Notes due 2014							$2.200 billion 1.625 percent 2013 Senior Convertible Notes
Cash receipts upon termination of hedge																					42		46		8
Derivative interest accrued on hedge																					7		10
Unrealized gain on interest rate fair value hedging instruments																															68	181
Unrealized loss on interest rate fair value hedged items																															(68)	(181)
Interest rate fair value hedge ineffectiveness	$ 1